The Company and Summary of Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Common Share Using Weighted-average Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Diluted number of common and common stock equivalent shares outstanding	28,213,675	24,979,067
Photomedex, Inc. [Member]
Basic number of common shares outstanding	4,171,549	4,049,518
Dilutive effect of stock options and warrants
Diluted number of common and common stock equivalent shares outstanding	4,171,549	4,049,518